Business Combinations - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Oct. 31, 2016	Aug. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 325	$ 327
Hydro One Sault Ste. Marie LP [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 376
Business acquisition, consideration outstanding indebtedness	150
Goodwill	$ 157
Adjustment to deferred tax liability			$ 2
Revenues				6
Net income				$ 1
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 41
Business acquisition, consideration outstanding indebtedness		$ 15